Additional Cash Flow Information	12 Months Ended
Dec. 31, 2011
Additional Cash Flow Information
Additional Cash Flow Information
		2011 $	2010 $	2009 $

	Reported in the consolidated statements of cash flows:

	Interest paid	144	115	111
	Taxation paid	477	188	147

	Non-cash investing and financing items not reported in the consolidated statements of cash flows:

	Non cash movements included in Property, plant & equipment	389	302	426

	Exercise of share options	51	43	20

	Non-cash operating items not reported in the consolidated statements of cash flows:

	Foreign exchange gain(1)	11	2	103

(1)	Foreign exchange gain included in Interest, dividends and other amounts to:	2	3	112